Schedule of Concentration Risk of Gross Accounts Receivable (Detail) - Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	21.30%	12.90%
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	10.70%	13.10%